SCHEDULE OF COST OF SALES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost Of Sales
Inventory expensed	$ 7,800,000	$ 4,192,000	$ 3,781,000
Royalties	380,000	343,000	307,000
Other expenses	1,307,000	1,040,000	1,004,000
Total	$ 9,487,165	$ 5,575,372	$ 5,092,011